Stockholders Equity - Summary of Weighted Average Assumptions Used in Valuation of Stock Option Awards Granted under Black- Scholes Model (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility	45.30%	44.55%	45.44%	44.65%	37.60%
Expected term (years)	5 days 22 hours	5 days 21 hours	5 years 10 months 17 days	5 years 10 months 20 days	5 years 10 months 20 days
Risk-free interest rate	1.85%	1.23%	1.32%	0.65%	1.80%